Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 0.3	$ 4.9